Consolidated Statements of Income - USD ($) shares in Thousands, $ in Millions		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
INTEREST INCOME
Loans		$ 5,749	$ 6,026	$ 6,219
Loans held for sale		61	60	61
Securities available for sale		1,599	1,142	793
Held-to-maturity securities		264	284	312
Trading account assets		56	61	55
Short-term investments		624	792	414
Other investments		33	62	73
Total interest income		8,386	8,427	7,927
INTEREST EXPENSE
Deposits		2,919	3,307	2,322
Federal funds purchased and securities sold under repurchase agreements		13	4	79
Bank notes and other short-term borrowings		84	164	308
Long-term debt		734	1,187	1,305
Total interest expense		3,750	4,662	4,014
NET INTEREST INCOME		4,636	3,765	3,913
Provision for credit losses		471	335	489
Net interest income after provision for credit losses		4,165	3,430	3,424
NONINTEREST INCOME
Trust and investment services income		591	557	516
Investment banking and debt placement fees		780	688	542
Cards and payments income		337	331	340
Service charges on deposit accounts		295	261	270
Corporate services income		294	275	302
Commercial mortgage servicing fees		287	258	190
Corporate-owned life insurance income		140	138	132
Consumer mortgage income		58	58	51
Operating lease income and other leasing gains		43	76	92
Other income		23	23	46
Net securities gains (losses)		(6)	(1,856)	(11)
Total noninterest income		2,842	809	2,470
NONINTEREST EXPENSE
Personnel		2,917	2,714	2,660
Net occupancy		270	266	267
Computer processing		425	414	368
Business services and professional fees		193	174	168
Equipment		83	80	88
Operating lease expense		38	63	77
Marketing		95	94	109
Other expense		682	740	997
Total noninterest expense		4,703	4,545	4,734
INCOME (LOSS) FROM CONTINUING OPERATIONS BEFORE INCOME TAXES		2,304	(306)	1,160
Income taxes		476	(143)	196
INCOME (LOSS) FROM CONTINUING OPERATIONS		1,828	(163)	964
Income (loss) from discontinued operations		1	2	3
NET INCOME (LOSS)		1,829	(161)	967
Income (loss) from continuing operations attributable to Key common shareholders		1,685	(306)	821
Net income (loss) attributable to Key common shareholders		$ 1,686	$ (304)	$ 824
Per Common Share:
Income (loss) from continuing operations attributable to Key common shareholders (in dollars per share)		$ 1.53	$ (0.32)	$ 0.88
Income (loss) from discontinued operations, net of taxes (in dollars per share)		0	0	0
Net income (loss) attributable to Key common shareholders (in dollars per share)	[1]	1.53	(0.32)	0.89
Per Common Share — assuming dilution:
Income (loss) from continuing operations attributable to Key common shareholders (in dollars per share)		1.52	(0.32)	0.88
Income (loss) from discontinued operations, net of taxes (in dollars per share)		0	0	0
Net income (loss) attributable to Key common shareholders (in dollars per share)	[1]	$ 1.52	$ (0.32)	$ 0.88
Weighted-average Common Shares outstanding (in shares)		1,098,558	949,561	927,217
Effect of Common Share options and other stock awards (in shares)	[2]	9,436	0	5,542
Weighted-average Common Shares and potential Common Shares outstanding (in shares)	[3]	1,107,994	949,561	932,759

[1]	EPS may not foot due to rounding.
[2]	For periods ended in a loss from continuing operations attributable to Key common shareholders, anti-dilutive instruments have been excluded from the calculation of diluted earnings per share.
[3]	Assumes conversion of Common Share options and other stock awards and/or convertible preferred stock, as applicable.